ACCRUED AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
ACCRUED AND OTHER LIABILITIES
Schedule of accrued and other liabilities

	As of
	December 31, 2022	June 30, 2023
	$	$
		Unaudited
Accrued payroll and welfare	858	663
Payable for purchase of equipment and services	387	231
Receipt in advance	10	4
Amounts due to students	1,576	1,512
Loans from third parties (Note i)	700	3,450
Others	171	220
Total	3,702	6,080

(Note i) The loans from third-party providers have been fully repaid before the issuance of the condensed consolidated financial statements.